CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Unrealized gains on marketable securities	$ 105		$ 12
Maximum [Member]
Unrealized gains on marketable securities				$ 1